Common Stock (Tables) (fuboTV Inc. Pre-Merger)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fubo TV Pre-Merger [Member]
Schedule of Reserved Shares of Common Stock for Issuance on Converted Basis

The Company had reserved shares of common stock for issuance, on an as-converted basis, as follows:

	March 31,	December 31,
	2020	2019

Convertible preferred stock outstanding, as converted	15,615,645	15,615,645
Options and restricted stock issued and outstanding	2,213,985	2,299,942
Shares available for future stock option grants	351,158	270,019
Total	18,180,788	18,185,606

The Company had reserved shares of common stock for issuance, on an as-converted basis, as follows:

	December 31,
	2019	2018
Convertible preferred stock outstanding, as converted	15,615,645	12,087,594
Options and restricted stock issued and outstanding	2,299,942	2,380,989
Shares available for future stock option grants	270,019	270,022

Total	18,185,606	14,738,605